Schedule of right-of-use assets related to leased properties (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
IfrsStatementLineItems [Line Items]
Balance beginning		€ 261	€ 10,269
Additions right-of-use assets		365	221
Revaluation of ROU assets			455
Disposal of ROU assets		(66)	(9,810)
Depreciation charge for the period		(123)	(873)
Balance ending	$ 222,130	442	261
Office equipment [member]
IfrsStatementLineItems [Line Items]
Balance beginning		0	56
Additions right-of-use assets			27
Revaluation of ROU assets
Disposal of ROU assets			(57)
Depreciation charge for the period			(26)
Balance ending			0
Properties [member]
IfrsStatementLineItems [Line Items]
Balance beginning		74	6,827
Additions right-of-use assets		149
Revaluation of ROU assets			455
Disposal of ROU assets		(66)	(6,593)
Depreciation charge for the period		(31)	(616)
Balance ending		126	74
Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance beginning		187	498
Additions right-of-use assets		221	193
Revaluation of ROU assets
Disposal of ROU assets			(358)
Depreciation charge for the period		(91)	(146)
Balance ending		317	187
Land [member]
IfrsStatementLineItems [Line Items]
Balance beginning		0	2,888
Additions right-of-use assets
Revaluation of ROU assets
Disposal of ROU assets			(2,802)
Depreciation charge for the period			(86)
Balance ending			€ 0